Offsets	Jun. 02, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Codere Online Luxembourg, S.A.
Form or Filing Type	F-4
File Number	333-258759
Filing Date	Aug. 12, 2021
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares
Unsold Securities Associated with Fee Offset Claimed | shares	6,815,987
Fee Paid with Fee Offset Source	$ 7,009.51
Offset Note

(1)	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant’s ordinary shares being registered hereunder shall be deemed to cover any additional ordinary shares to be offered or issued from stock splits, stock dividends, recapitalizations, or similar transactions with respect to the ordinary shares being registered.
(2)	Represents (a) 30,000,000 Ordinary Shares issued to Codere Newco in connection with the consummation of the Business Combination and (b) 3,875,757 Ordinary Shares issued to certain former private placement investors on the Closing Date, all of which are registered for resale by the Selling Securityholders.
(3)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share is based on the average of the high ($9.44) and low ($9.105) sale prices of the Registrant’s Ordinary Shares on The Nasdaq Stock Market LLC on May 28, 2025, a date within five business days prior to the date of this filing.
(4)	Represents 6,250,000 Ordinary Shares issuable upon the exercise of the Codere Online Public Warrants. Pursuant to Rule 457(i) under the Securities Act, the registration fee for the Ordinary Shares underlying the Public Warrants is based on the exercise price of the Public Warrants of $11.50 per share.
(5)	Represents 185,000 Ordinary Shares issuable upon the exercise of the Codere Online Private Warrants held by the Sponsor and its transferees, and 185,000 Codere Online Private Warrants being registered for resale. Pursuant to Rule 457(i) under the Securities Act, the registration fee for the Ordinary Shares underlying the Private Warrants is based on the exercise price of the Private Warrants of $11.50 per share. No separate fee is required for the Warrants as they are included in the such calculation.
(6)	Pursuant to Rule 457(p) under the Securities Act, the Registrant is claiming a fee offset of $7,009.51 representing unused portions of the registration fee previously paid in connection with the Registrant’s registration statement on Form F-4 (File No. 333-258759), initially filed with the Securities and Exchange Commission on August 12, 2021 and declared effective on October 27, 2021. This amount consists of two components: (i) $3,682.30, representing the portion of the F-4 fee pool previously drawn by the Registrant’s registration statement on Form F-3 (File No. 333-269065) pursuant to Rule 457(p), which relates entirely to unsold securities under that Form F-3; and (ii) $3,327.21, representing the remaining unused balance of the F-4 fee pool previously drawn by the Registrant’s registration statement on Form F-1 (File No. 333-262940) pursuant to Rule 457(p) (which registration statement did not independently pay a registration fee), of which $382.09 has been applied to securities sold thereunder (4,121,743 Ordinary Shares), leaving $3,327.21 available. The offering of the unsold securities under all such registration statements has been completed or terminated.
(7)	Pursuant to Rule 457(p) under the Securities Act, the Registrant is claiming a fee offset of $13,446.42, representing the unused portion of the registration fee actually paid in connection with the Registrant’s registration statement on Form F-3 (File No. 333-269065), initially filed with the Securities and Exchange Commission on December 29, 2022. The Form F-3 had a total gross registration fee of $17,372.10, of which $3,682.30 was offset at the time of filing against fees previously paid under the Registrant’s registration statement on Form F-4 (File No. 333-258759) pursuant to Rule 457(p), resulting in a net fee actually paid of $13,689.80. Of such amount paid, $243.38 has been applied to securities sold thereunder (2,208,500 Ordinary Shares), leaving $13,446.42 available as an offset. The offering of the unsold securities under such registration statement has been completed or terminated.

Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-4
File Number	333-258759
Initial Filing Date	Aug. 12, 2021
Fee Offset Claimed	$ 7,009.51
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares
Explanation for Claimed Amount	Fee Offset Claims and Sources
Offset Note

(1)	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant’s ordinary shares being registered hereunder shall be deemed to cover any additional ordinary shares to be offered or issued from stock splits, stock dividends, recapitalizations, or similar transactions with respect to the ordinary shares being registered.
(2)	Represents (a) 30,000,000 Ordinary Shares issued to Codere Newco in connection with the consummation of the Business Combination and (b) 3,875,757 Ordinary Shares issued to certain former private placement investors on the Closing Date, all of which are registered for resale by the Selling Securityholders.
(3)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share is based on the average of the high ($9.44) and low ($9.105) sale prices of the Registrant’s Ordinary Shares on The Nasdaq Stock Market LLC on May 28, 2025, a date within five business days prior to the date of this filing.
(4)	Represents 6,250,000 Ordinary Shares issuable upon the exercise of the Codere Online Public Warrants. Pursuant to Rule 457(i) under the Securities Act, the registration fee for the Ordinary Shares underlying the Public Warrants is based on the exercise price of the Public Warrants of $11.50 per share.
(5)	Represents 185,000 Ordinary Shares issuable upon the exercise of the Codere Online Private Warrants held by the Sponsor and its transferees, and 185,000 Codere Online Private Warrants being registered for resale. Pursuant to Rule 457(i) under the Securities Act, the registration fee for the Ordinary Shares underlying the Private Warrants is based on the exercise price of the Private Warrants of $11.50 per share. No separate fee is required for the Warrants as they are included in the such calculation.
(6)	Pursuant to Rule 457(p) under the Securities Act, the Registrant is claiming a fee offset of $7,009.51 representing unused portions of the registration fee previously paid in connection with the Registrant’s registration statement on Form F-4 (File No. 333-258759), initially filed with the Securities and Exchange Commission on August 12, 2021 and declared effective on October 27, 2021. This amount consists of two components: (i) $3,682.30, representing the portion of the F-4 fee pool previously drawn by the Registrant’s registration statement on Form F-3 (File No. 333-269065) pursuant to Rule 457(p), which relates entirely to unsold securities under that Form F-3; and (ii) $3,327.21, representing the remaining unused balance of the F-4 fee pool previously drawn by the Registrant’s registration statement on Form F-1 (File No. 333-262940) pursuant to Rule 457(p) (which registration statement did not independently pay a registration fee), of which $382.09 has been applied to securities sold thereunder (4,121,743 Ordinary Shares), leaving $3,327.21 available. The offering of the unsold securities under all such registration statements has been completed or terminated.
(7)	Pursuant to Rule 457(p) under the Securities Act, the Registrant is claiming a fee offset of $13,446.42, representing the unused portion of the registration fee actually paid in connection with the Registrant’s registration statement on Form F-3 (File No. 333-269065), initially filed with the Securities and Exchange Commission on December 29, 2022. The Form F-3 had a total gross registration fee of $17,372.10, of which $3,682.30 was offset at the time of filing against fees previously paid under the Registrant’s registration statement on Form F-4 (File No. 333-258759) pursuant to Rule 457(p), resulting in a net fee actually paid of $13,689.80. Of such amount paid, $243.38 has been applied to securities sold thereunder (2,208,500 Ordinary Shares), leaving $13,446.42 available as an offset. The offering of the unsold securities under such registration statement has been completed or terminated.

Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Codere Online Luxembourg, S.A.
Form or Filing Type	F-3
File Number	333-269065
Filing Date	Dec. 29, 2022
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares
Unsold Securities Associated with Fee Offset Claimed | shares	36,398,000
Fee Paid with Fee Offset Source	$ 13,446.42
Offset Note

(1)	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant’s ordinary shares being registered hereunder shall be deemed to cover any additional ordinary shares to be offered or issued from stock splits, stock dividends, recapitalizations, or similar transactions with respect to the ordinary shares being registered.
(2)	Represents (a) 30,000,000 Ordinary Shares issued to Codere Newco in connection with the consummation of the Business Combination and (b) 3,875,757 Ordinary Shares issued to certain former private placement investors on the Closing Date, all of which are registered for resale by the Selling Securityholders.
(3)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share is based on the average of the high ($9.44) and low ($9.105) sale prices of the Registrant’s Ordinary Shares on The Nasdaq Stock Market LLC on May 28, 2025, a date within five business days prior to the date of this filing.
(4)	Represents 6,250,000 Ordinary Shares issuable upon the exercise of the Codere Online Public Warrants. Pursuant to Rule 457(i) under the Securities Act, the registration fee for the Ordinary Shares underlying the Public Warrants is based on the exercise price of the Public Warrants of $11.50 per share.
(5)	Represents 185,000 Ordinary Shares issuable upon the exercise of the Codere Online Private Warrants held by the Sponsor and its transferees, and 185,000 Codere Online Private Warrants being registered for resale. Pursuant to Rule 457(i) under the Securities Act, the registration fee for the Ordinary Shares underlying the Private Warrants is based on the exercise price of the Private Warrants of $11.50 per share. No separate fee is required for the Warrants as they are included in the such calculation.
(6)	Pursuant to Rule 457(p) under the Securities Act, the Registrant is claiming a fee offset of $7,009.51 representing unused portions of the registration fee previously paid in connection with the Registrant’s registration statement on Form F-4 (File No. 333-258759), initially filed with the Securities and Exchange Commission on August 12, 2021 and declared effective on October 27, 2021. This amount consists of two components: (i) $3,682.30, representing the portion of the F-4 fee pool previously drawn by the Registrant’s registration statement on Form F-3 (File No. 333-269065) pursuant to Rule 457(p), which relates entirely to unsold securities under that Form F-3; and (ii) $3,327.21, representing the remaining unused balance of the F-4 fee pool previously drawn by the Registrant’s registration statement on Form F-1 (File No. 333-262940) pursuant to Rule 457(p) (which registration statement did not independently pay a registration fee), of which $382.09 has been applied to securities sold thereunder (4,121,743 Ordinary Shares), leaving $3,327.21 available. The offering of the unsold securities under all such registration statements has been completed or terminated.
(7)	Pursuant to Rule 457(p) under the Securities Act, the Registrant is claiming a fee offset of $13,446.42, representing the unused portion of the registration fee actually paid in connection with the Registrant’s registration statement on Form F-3 (File No. 333-269065), initially filed with the Securities and Exchange Commission on December 29, 2022. The Form F-3 had a total gross registration fee of $17,372.10, of which $3,682.30 was offset at the time of filing against fees previously paid under the Registrant’s registration statement on Form F-4 (File No. 333-258759) pursuant to Rule 457(p), resulting in a net fee actually paid of $13,689.80. Of such amount paid, $243.38 has been applied to securities sold thereunder (2,208,500 Ordinary Shares), leaving $13,446.42 available as an offset. The offering of the unsold securities under such registration statement has been completed or terminated.

Offset: 4
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-3
File Number	333-269065
Initial Filing Date	Dec. 29, 2022
Fee Offset Claimed	$ 13,446.42
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares
Explanation for Claimed Amount	Fee Offset Claims and Sources
Offset Note

(1)	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant’s ordinary shares being registered hereunder shall be deemed to cover any additional ordinary shares to be offered or issued from stock splits, stock dividends, recapitalizations, or similar transactions with respect to the ordinary shares being registered.
(2)	Represents (a) 30,000,000 Ordinary Shares issued to Codere Newco in connection with the consummation of the Business Combination and (b) 3,875,757 Ordinary Shares issued to certain former private placement investors on the Closing Date, all of which are registered for resale by the Selling Securityholders.
(3)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share is based on the average of the high ($9.44) and low ($9.105) sale prices of the Registrant’s Ordinary Shares on The Nasdaq Stock Market LLC on May 28, 2025, a date within five business days prior to the date of this filing.
(4)	Represents 6,250,000 Ordinary Shares issuable upon the exercise of the Codere Online Public Warrants. Pursuant to Rule 457(i) under the Securities Act, the registration fee for the Ordinary Shares underlying the Public Warrants is based on the exercise price of the Public Warrants of $11.50 per share.
(5)	Represents 185,000 Ordinary Shares issuable upon the exercise of the Codere Online Private Warrants held by the Sponsor and its transferees, and 185,000 Codere Online Private Warrants being registered for resale. Pursuant to Rule 457(i) under the Securities Act, the registration fee for the Ordinary Shares underlying the Private Warrants is based on the exercise price of the Private Warrants of $11.50 per share. No separate fee is required for the Warrants as they are included in the such calculation.
(6)	Pursuant to Rule 457(p) under the Securities Act, the Registrant is claiming a fee offset of $7,009.51 representing unused portions of the registration fee previously paid in connection with the Registrant’s registration statement on Form F-4 (File No. 333-258759), initially filed with the Securities and Exchange Commission on August 12, 2021 and declared effective on October 27, 2021. This amount consists of two components: (i) $3,682.30, representing the portion of the F-4 fee pool previously drawn by the Registrant’s registration statement on Form F-3 (File No. 333-269065) pursuant to Rule 457(p), which relates entirely to unsold securities under that Form F-3; and (ii) $3,327.21, representing the remaining unused balance of the F-4 fee pool previously drawn by the Registrant’s registration statement on Form F-1 (File No. 333-262940) pursuant to Rule 457(p) (which registration statement did not independently pay a registration fee), of which $382.09 has been applied to securities sold thereunder (4,121,743 Ordinary Shares), leaving $3,327.21 available. The offering of the unsold securities under all such registration statements has been completed or terminated.
(7)	Pursuant to Rule 457(p) under the Securities Act, the Registrant is claiming a fee offset of $13,446.42, representing the unused portion of the registration fee actually paid in connection with the Registrant’s registration statement on Form F-3 (File No. 333-269065), initially filed with the Securities and Exchange Commission on December 29, 2022. The Form F-3 had a total gross registration fee of $17,372.10, of which $3,682.30 was offset at the time of filing against fees previously paid under the Registrant’s registration statement on Form F-4 (File No. 333-258759) pursuant to Rule 457(p), resulting in a net fee actually paid of $13,689.80. Of such amount paid, $243.38 has been applied to securities sold thereunder (2,208,500 Ordinary Shares), leaving $13,446.42 available as an offset. The offering of the unsold securities under such registration statement has been completed or terminated.